Financial Instruments - Summary of Outstanding Interest Rate Swap Agreements (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair value liability
Fair Value Asset	$ 9,000,000	$ 1,897,000,000
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020
Notional Amount	$ 4,365,000,000
Fair value liability	(142,000,000)
Fair Value Asset	$ 0
Interest rate swap contract [member] | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2019
Notional Amount		$ 4,013,000,000
Fair value liability		(49,000,000)
Fair Value Asset		$ 0
Interest rate swap contract [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2020
Notional Amount		$ 4,559,000,000
Fair value liability		(112,000,000)
Fair Value Asset		$ 0
Interest rate swap contract [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2021
Notional Amount		$ 4,035,000,000
Fair value liability		(110,000,000)
Fair Value Asset		$ 0